UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
___ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______ to _______.
Date of Report (Date of earliest event reported):	___________
Commission File Number of securitizer:	___________
Central Index Key Number of securitizer:	___________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]
X Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor: 0000807641
GS Mortgage-Backed Securities Trust 2020-PJ1
(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity:

Manju Madhavan, (212) 902-5268

Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT
Item 2.01. Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer
The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G.  Please see the Exhibit Index for the related information.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Dated: January 9, 2020
GS Mortgage Securities Corp. (Depositor)

By:	/s/ Manju Madhavan
Name: Manju Madhavan
Title

EXHIBIT INDEX
Exhibit Number
99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 – Form ABS Due Diligence-15E
Schedule 2 – Rating Agency Grades
Schedule 3 – Exception Grades
Schedule 4 – Valuation Report
Schedule 5 – Supplemental Data
Schedule 6 – ASF

99.2	Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1 – Due Diligence Narrative Report
Schedule 2 – Rating Agency ATR QM Data Fields
Schedule 3 – Valuations Summary
Schedule 4 – Loan Level Tape Compare
Schedule 5 – Conditions Report
Schedule 6 – ASF Upload

99.3	Disclosures required by Rule 15Ga-2 for Digital Risk, LLC

Schedule 1 – Executive Summary
Schedule 2 – Rating Agency Report
Schedule 3 – Exception Detail Report
Schedule 4 – AUS Data
Schedule 5 – Valuation Report
Schedule 6 – ASF Report
Schedule 7 – Discrepancy Report